Premium Income and Premiums Paid to Reinsurers - Summary of Premium Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	€ 19,316	€ 22,826	€ 23,453
Life insurance general account [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	16,969	19,952	20,400
Non-life insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	2,346	2,874	3,053
Accident and health insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	1,979	2,511	2,609
General insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	€ 367	€ 363	€ 444